Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026	$ 38,251
2027	37,463
2028	36,981
2029	35,756
2030	34,639
2031 and thereafter	79,040
Total	262,130
Operating lease liabilities, including current portion	214,996	$ 240,602
Discount based on incremental borrowing rate	$ 47,134